(ICON)

Prudential
National
Municipals
Fund, Inc.

SEMI
ANNUAL
REPORT
June 30, 1999

(LOGO)

A Message from the Fund's President      August 20, 1999
(PHOTO)

Dear Shareholder,

Prudential National Municipals Fund's Class A shares declined 1.67% for the six-month period that ended on June 30, 1999. However, the Fund managed to outperform its benchmark, which lost 1.82%. The following report takes a close look at bond market events that occurred during the six-month reporting period, and explains how Prudential National Municipals Fund performed.

Our integrated and expanded team
I would like to take this opportunity to tell you about some changes we've made to our Fixed Income Group. Earlier in the year, we combined our fixed-income areas into one integrated group that will manage money for Prudential's retail and institutional investors, as well as its policyholders. This integrated group now manages approximately $145 billion in assets, making it one of the three largest fixed-income money managers in the country. The expanded depth, breadth, and scale of our investment team also allow us to tap the best talent and share investment ideas, proprietary research, and analytical tools. The group is co-headed by Senior Managing Directors Jim Sullivan, who is responsible for portfolio management and credit research, and Jack Gaston, who is in charge of risk management and quantitative research.

To utilize these integrated resources more effectively, Mr. Sullivan recently organized the group into teams, each specializing in a different sector of the fixed-income market. The Municipal Bond Sector team will now be responsible for the day-to-day management of your Prudential National Municipals Fund. Many of the investment professionals who supported the management of the Fund in the past are part of this new team that will work together to share their knowledge and strive to enhance performance.

Thank you for your continued confidence in Prudential mutual funds. I firmly believe that the group's combined resources and our new team approach will make us a powerhouse in the world of fixed-income investing across all sectors.

Sincerely,

John R. Strangfeld
President and Chief Investment Officer
Prudential National Municipals Fund, Inc.

Performance Review

Cumulative Total Returns1                               As of 6/30/99
              Six      One         Five             Ten             Since
             Months    Year        Years           Years          Inception2
Class A      -1.67%    1.41%   35.67% (35.49)        N/A          89.93%  (89.68)
Class B      -1.85     1.02    33.07  (32.90)   86.36% (86.11)   355.93  (355.33)
Class C      -1.97     0.77         N/A              N/A          29.28   (29.11)
Class Z       N/A      N/A          N/A              N/A          -2.33
Lipper Gen.
Muni Avg.3   -1.82     1.14        35.05            94.12              ***

Average Annual Total Returns1                             As of 6/30/99
           One        Five            Ten          Since
           Year       Years          Years       Inception2
Class A   -1.63%   5.64% (5.62)       N/A        6.69% (6.68)
Class B   -3.98    5.72  (5.69)   6.42% (6.41)   8.23  (8.22)
Class C   -1.23        N/A            N/A        5.15  (5.12)
Class Z    N/A         N/A            N/A            N/A

Distributions and Yields                           As of 6/30/99
                Total                      Taxable Equivalent Yield
            Distributions       30-Day         at Tax Rates of
          Paid for Six Mos.   SEC Yield      36%         39.6%
Class A        $0.38            4.26%       6.66%        7.05%
Class B        $0.36            4.14        6.47         6.85
Class C        $0.34            3.85        6.02         6.37
Class Z        $0.35            4.65        7.27         7.70

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and Lipper, Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 3% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998, have a 1% CDSC if sold within one year. Without waiver of management fees and/or expense subsidization, the Fund's cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B, 4/25/80; Class
C, 8/1/94; and Class Z, 1/22/99.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the General Muni category.

***Lipper Since Inception returns are 90.26% for Class A,
397.21% for Class B, 32.58% for Class C, and -2.90% for
Class Z, based on all funds in each share class.

Fundamentals hurt the Fund
The Fund typically has more exposure to longer-term debt securities than shorter-term debt securities. This hurt our performance during the reporting period because one- to five-year (short-term) bonds fared better than 10- to 15-year (long-term) bonds over the first six months of 1999. When bond markets sell off, prices of short-term bonds typically decline less than prices of long-term bonds. Most bond markets sold off during the first half of the year as inflation fears were again sparked by the strong U.S. economy, global economic recovery, and rising oil prices. Mounting inflationary pressures erode the value of bonds' fixed interest payments. To compensate for this risk, investors began to push bond yields higher and their prices lower.

Risk over quality
AAA-rated bonds were the worst-performing bonds in the municipal market during the reporting period, further hurting performance. This was partly due to the fact that investors felt confident that the world was now a safer place to invest their money. Riskier, higher-yielding investments were sought over high-quality fixed-income securities. Since the Fund had heavier exposure to AAA-rated bonds, performance suffered. However, the Fund did hold more lower-quality BBB-rated bonds than the comparable fund in its competitive universe. This helped performance because these bonds offer significant yield potential.

The Fund also held noncallable bonds, a portion of them being zero-coupon bonds. Noncallable bonds tend to perform better than callable bonds when debt markets rally, since they are free to appreciate in value without the risk of being retired early by the issuer. Furthermore, prices of zero-coupon bonds have plenty of room to rise when fixed-income markets rally, since they typically trade at deep discounts to their maturity value. However, when fixed-income markets perform poorly, as they did in the first half of 1999, the prices of these bonds usually fall further and faster than those of other debt securities.

A move to neutral
In March, as interest rates continued to rise, the Fund sought to achieve a closer to neutral duration stance in relation to its competitive universe. By mid-April, the Fund had achieved this neutral duration stance by selling some of its noncallable and zero-coupon bonds, as well as some of its longer-term, high-grade corporate bonds. This strategy helped the Fund bounce back from the tough first three months of the year and positioned it positively going forward. Furthermore, in the second quarter, since the prices of high-quality, AAA-rated bonds had already dropped substantially, we were able to add these bonds to the Fund's portfolio at attractive levels. Consequently, the Fund put in a very strong performance during that time.

A strong finish
By the middle of the second quarter, the Fund achieved a shorter-than-average duration stance. This move was made because we anticipated that the Federal Reserve would have to raise interest rates to quell inflation fears and slow the pace of the U.S. economy. Therefore, if the economy kept growing and the Fed eventually raised rates, holding bonds with shorter maturities would benefit the Fund. This strategy paid off as the Federal Reserve did indeed raise the Federal funds rate by 0.25%, or 25 basis points, on June 30, 1999. The Fund also benefited by steering clear of holding bonds in the much-maligned healthcare sector.

Looking Ahead
There is good value out there
We feel there is good value in the high-grade municipal bond sector, and plan to add some of these bonds to our portfolio going forward. High-grade bonds are now cheap relative to other sectors of the fixed-income arena, and should be one of the top performers over the next year. Moreover, if the anticipated slowdown in the U.S. economy takes place, a longer-duration stance could benefit the Fund. We will look to extend our duration by adding bonds to the Fund with longer maturities, as well as noncallable bonds.

Five Largest Issuers
Expressed as a percentage of net assets as of 6/30/99

New York City General Obligation                  3.4%
New York City Municipal Water Finance Authority   2.7%
Illinois Metro Pier & Expo Authority              2.3%
Ohio State Water Development Authority            2.1%
Anaheim Public Finance Authority                  2.0%

Portfolio Composition
Expressed as a percentage of total investments as of 6/30/99

General Obligation       23.2%
Utility                  19.7
Other Revenue            18.0
Industrial Development   13.9
Transportation           10.4
Prerefunded               8.9
Miscellaneous             4.2
Cash Equivalents          1.7

Credit Quality
Expressed as a percentage of total investments as of 6/30/99
AAA           10.5%
AA             6.4
A             10.6
BBB           18.0
Insured       51.6
Not Rated      2.9

Investment Goals and Style
We invest in carefully selected, medium-quality, long-term municipal bonds that offer a high level of current income that is exempt from federal income taxes. These bonds are varied among the states, maturities, and types of activity they support. There can be no assurance that the Fund will achieve its investment objective.

Portfolio of Investments as of
June 30, 1999 (Unaudited)         PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                        Principal
                                                                    Moody's    Interest     Maturity     Amount         Value
Description(a)                                                       Rating      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--97.7%
------------------------------------------------------------------------------------------------------------------------------
Alaska--1.8%
Alaska Ind. Dev. & Expt. Auth. Rev., Revolving Fd.                  A2            5.40%       4/01/01   $    900     $    916,479
Anchorage Elec. Util. Rev.,
   M.B.I.A.                                                         Aaa           6.50       12/01/12      3,400 (h)    3,844,142
   M.B.I.A.                                                         Aaa           6.50       12/01/13      2,500 (h)    2,834,925
   M.B.I.A.                                                         Aaa           6.50       12/01/14      3,455 (h)    3,927,160
                                                                                                                     ------------
                                                                                                                       11,522,706
------------------------------------------------------------------------------------------------------------------------------
Arizona--3.4%
Arizona St. Mun. Fin. Proj., Cert. of Part., Ser. 25, B.I.G.        Aaa           7.875       8/01/14      2,250 (h)    2,830,500
Maricopa Cnty. Sch. Dist., A.M.B.A.C.,
   No. 3 Tempe Elem.                                                Aaa         Zero          7/01/09      1,500          903,750
   No. 3 Tempe Elem.                                                Aaa         Zero          7/01/14      1,500          670,470
Maricopa Cnty. Uni. Sch. Dist.,
   No. 80 Chandler, F.G.I.C.                                        Aaa         Zero          7/01/09      1,330          801,325
   No. 80 Chandler, M.B.I.A.                                        Aaa         Zero          7/01/10      1,050          596,243
   No. 80 Chandler, M.B.I.A.                                        Aaa         Zero          7/01/11      1,200          641,976
   No. 80 Chandler, F.G.I.C., E.T.M.                                Aaa           6.25        7/01/11        375          417,281
   No. 80 Chandler, F.G.I.C.                                        Aaa           6.25        7/01/11        625          685,394
Phoenix Str. & Hwy. User Rev., Ser. A, F.G.I.C.                     Aaa         Zero          7/01/12      2,500        1,259,925
Pima Cnty. Ind. Dev. Auth. Rev., F.S.A.                             Aaa           7.25        7/15/10      1,935 (h)    2,102,474
Pima Cnty. Uni. Sch. Dist., Gen. Oblig., F.G.I.C.                   Aaa           7.50        7/01/10      3,000 (f)    3,613,260
Tucson Cnty. Gen. Oblig.,
   Ser. A                                                           Aa3           7.375       7/01/11      1,000        1,200,950
   Ser. A                                                           Aa3           7.375       7/01/12      1,100        1,330,593
   Ser. A                                                           Aa3           7.375       7/01/13      4,500        5,478,075
                                                                                                                     ------------
                                                                                                                       22,532,216
------------------------------------------------------------------------------------------------------------------------------
California--8.0%
Abag Fin. Auth. for Nonprofit Corps., Cert. of Part., Amer.
   Baptist Homes., Ser. A                                           BBB(d)        6.20       10/01/27      2,200        2,286,020
Anaheim Pub. Fin. Auth. Lease Rev., F.S.A.,
   Sr. Pub. Impvts. Proj., Ser. A                                   Aaa           6.00        9/01/24      5,500        6,006,935
   Sub. Pub. Impvts. Proj., Ser. C                                  Aaa           6.00        9/01/16      6,690        7,300,329
Encinitas Union Sch. Dist., Gen. Oblig., M.B.I.A                    Aaa         Zero          8/01/21      3,810        1,128,674
Kern High Sch. Dist., Ser. A, M.B.I.A.                              Aaa           6.30        2/01/10      2,490        2,781,679
Long Beach Aquarium of the Pacific Rev., Ser. A, A.M.T.             BBB(d)        6.125       7/01/23      6,000        6,154,320
Long Beach Harbor Rev., Ser. A, F.G.I.C., A.M.T.                    Aaa           6.00        5/15/18      4,000        4,306,280

--------------------------------------------------------------------------------
See Notes to Financial Statements.     2

Portfolio of Investments as of
June 30, 1999 (Unaudited)             PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                        Principal
                                                                    Moody's    Interest     Maturity     Amount         Value
Description(a)                                                       Rating      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
California (cont'd.)
Los Angeles Uni. Sch. Dist., Ser. A, F.G.I.C.                       Aaa           6.00%       7/01/15   $  1,000     $  1,089,610
San Jose Redev. Agcy., Tax Alloc., M.B.I.A.                         Aaa           6.00        8/01/11      5,000        5,473,000
Santa Cruz Cnty. Pub. Fin. Auth. Rev., Ser. B                       A-(d)         6.20        9/01/23      2,000        2,088,580
Santa Margarita Dana Point Auth., M.B.I.A.,
   Impvt. Dists. 3-3A-4 & 4A, Ser. B                                Aaa           7.25        8/01/09      2,000        2,385,020
   Impvt. Dists. 3-3A-4 & 4A, Ser. B                                Aaa           7.25        8/01/10      2,450        2,939,706
   Impvt. Dists. 3-3A-4 & 4A, Ser. B                                Aaa           7.25        8/01/14      2,000        2,440,740
Santa Monica Malibu Uni. Sch. Dist., Gen. Oblig., F.G.I.C.          Aaa         Zero          8/01/21      7,280        2,156,627
So. Orange Cnty. Pub. Fin. Auth. Rev., Ser. C, F.G.I.C.             Aaa           6.50        8/15/10      2,000        2,260,780
So. Whittier Elem. Sch. Dist., Gen. Oblig., Ser. A, F.G.I.C.        Aaa         Zero          8/01/12        810          410,071
West Contra Costa Sch. Dist., Cert. of Part.                        Baa3          7.125       1/01/24      1,600        1,758,896
                                                                                                                     ------------
                                                                                                                       52,967,267
------------------------------------------------------------------------------------------------------------------------------
Colorado--3.7%
Arapahoe Cnty. Cap. Impvt. Trust Fund, Hwy. Rev., Ser. E-470        Aaa           7.00        8/31/26      3,000 (b)    3,459,300
Colorado Hsg. Fin. Auth., A.M.T.
   Singl. Fam. Proj.                                                Aa2           8.00        6/01/25      2,440        2,596,282
   Singl. Fam. Proj., Ser. A-2                                      Aa2           7.25        5/01/27      2,000        2,210,080
   Singl. Fam. Proj., Ser. B-1                                      Aa2           7.90       12/01/25      1,485        1,609,398
   Singl. Fam. Proj., Ser. C-1, M.B.I.A.                            Aaa           7.65       12/01/25      3,640        4,046,588
   Singl. Fam. Proj., Ser. C-2                                      Aa2           6.875      11/01/28      2,000        2,210,920
Colorado Springs Arpt. Rev., Ser. A., A.M.T.                        BBB+(d)       7.00        1/01/22      7,960 (f)    8,565,040
                                                                                                                     ------------
                                                                                                                       24,697,608
------------------------------------------------------------------------------------------------------------------------------
Connecticut--2.3%
Connecticut St. Hlth. & Edu. Facs. Auth. Rev.,
   St. Mary's Hosp. Issue, Ser. E                                   A3            5.50        7/01/20      5,650        5,406,089
   St. Mary's Hosp. Issue, Ser. E                                   A3            5.875       7/01/22      1,750        1,724,608
   Univ. of Hartford, Ser. D                                        Ba1           6.75        7/01/12      5,725        5,943,180
Connecticut St. Spec. Tax Oblig. Rev.,
   Trans. Infrastructure, Ser. A                                    AA-(d)        7.00        6/01/03      1,000 (b)    1,063,610
   Trans. Infrastructure, Ser. A                                    A1            7.125       6/01/10      1,000        1,164,330
                                                                                                                     ------------
                                                                                                                       15,301,817
------------------------------------------------------------------------------------------------------------------------------
District Of Columbia--1.0%
Dist. of Columbia, M.B.I.A,
   Gen. Oblig., Ser. B                                              Aaa           6.00        6/01/13      1,000        1,073,360
   Gen. Oblig., Ser. B                                              Aaa           6.00        6/01/21      5,000        5,394,600
                                                                                                                     ------------
                                                                                                                        6,467,960

--------------------------------------------------------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of
June 30, 1999 (Unaudited)             PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                        Principal
                                                                    Moody's    Interest     Maturity     Amount         Value
Description(a)                                                       Rating      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Florida--2.4%
Broward Cnty. Res. Rec. Rev., Broward Co. L.P. South Proj.          A3            7.95%      12/01/08   $  7,895     $  8,244,196
Florida St. Brd. of Ed., Gen. Oblig.                                Aa2           9.125       6/01/14      1,260 (h)    1,715,376
Hillsborough Cnty. Ind. Dev. Auth. Poll. Ctrl. Rev., Tampa
   Elec. Proj.                                                      Aa3           8.00        5/01/22      5,000        5,587,100
Palm Beach Cnty. Hlth. Facs. Auth. Rev., Abbey Delray So.
   Proj.                                                            BBB(d)        5.30       10/01/07        500          503,325
                                                                                                                     ------------
                                                                                                                       16,049,997
------------------------------------------------------------------------------------------------------------------------------
Georgia--2.7%
Atlanta Wtr. & Wastewtr. Rev., Ser. A, F.G.I.C.                     Aaa           5.50       11/01/22      3,000        3,075,510
Burke Cnty. Dev. Auth., Poll. Cntrl. Rev., M.B.I.A.,
   Georgia Pwr. Co.                                                 Aaa           6.625      10/01/24        500 (h)      513,260
   Oglethorpe Pwr. Co.                                              Aaa           8.00        1/01/22      5,000  b)(h)    5,712,500
   Oglethorpe Pwr. Co., E.T.M.                                      Aaa           7.50        1/01/03        712          755,233
Forsyth Cnty. Sch. Dist. Dev. Rev.                                  Aa3           6.75        7/01/16        500          580,880
Fulton Cnty. Sch. Dist. Rev.                                        Aa2           6.375       5/01/17        750 (h)      848,745
Georgia Mun. Elec. Auth. Pwr. Rev.,
   Ser. B                                                           A3            6.25        1/01/17        475          515,270
   Ser. B, M.B.I.A.                                                 Aaa           6.375       1/01/16      5,000        5,604,050
Green Cnty. Dev. Auth. Indl. Park Rev.                              NR            6.875       2/01/04        395          415,911
                                                                                                                     ------------
                                                                                                                       18,021,359
------------------------------------------------------------------------------------------------------------------------------
Guam--0.2%
Guam Pwr. Auth. Rev., Ser. A                                        BBB(d)        6.625      10/01/14      1,000 (b)    1,110,690
------------------------------------------------------------------------------------------------------------------------------
Hawaii--1.2%
Hawaii St. Dept. Budget & Fin. Spl. Purp. Mtg. Rev.,
   Hawaiian Elec. Co., Ser. A, M.B.I.A., A.M.T.                     Aaa           5.65       10/01/27      5,000        5,033,600
   Hawaiian Elec. Co., Ser. C, M.B.I.A., A.M.T.                     Aaa           7.375      12/01/20        500          530,005
   Kapiolani Hlth. Care Sys.                                        A2            6.30        7/01/08        500          534,725
   Kapiolani Hlth. Care Sys.                                        A2            6.00        7/01/11        250          262,035
Hawaii St., Gen. Oblig., Ser. CJ                                    Aaa           6.25        1/01/15        650 (b)      702,930
Hawaii St. Harbor Cap. Impvt. Rev., A.M.T.,
   F.G.I.C.                                                         Aaa           6.25        7/01/10        250          267,702
   F.G.I.C.                                                         Aaa           6.25        7/01/15        500          533,340
                                                                                                                     ------------
                                                                                                                        7,864,337
------------------------------------------------------------------------------------------------------------------------------
Illinois--4.5%
Chicago Brd. of Ed., Gen. Oblig., F.G.I.C.,
   Sch. Reform, Ser. A                                              Aaa         Zero         12/01/29     15,600        2,740,296
   Sch. Reform, Ser. B-1                                            Aaa         Zero         12/01/12      1,500          726,135
   Sch. Reform, Ser. B-1                                            Aaa         Zero         12/01/17     10,000 (f)    3,577,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of
June 30, 1999 (Unaudited)           PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                        Principal
                                                                    Moody's    Interest     Maturity     Amount         Value
Description(a)                                                       Rating      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Illinois (cont'd.)
Cook and Du Page Cntys., High Sch. Dist No. 210, Gen. Oblig.,
   F.S.A.                                                           Aaa          Zero        12/01/11    $ 3,035     $  1,573,496
Illinois Dev. Fin. Auth. Rev., Cmnty. Rehab. Providers, Ser. A      BBB(d)       6.00%        7/01/15      2,000        2,010,440
Illinois Hlth. Facs. Auth. Rev., Loyola Univ. Hlth. Sys., Ser.
   A, M.B.I.A.                                                      Aaa           6.00        7/01/14      3,500        3,758,895
Metropolitan Pier & Expo. Auth., Hosptlty. Fac. Rev.,
   McCormick Pl. Conv.                                              BBB-(d)       7.00        7/01/26     12,910       15,049,961
                                                                                                                     ------------
                                                                                                                       29,436,223
------------------------------------------------------------------------------------------------------------------------------
Indiana--0.6%
Gary Ind. Mtge. Rev.,
   Lakeshore Dunes Apts., Ser. A, G.N.M.A.                          NR            5.875       2/20/23      2,000        1,999,820
   Lakeshore Dunes Apts., Ser. A, G.N.M.A.                          NR            6.00        8/20/34      2,000        1,999,820
                                                                                                                     ------------
                                                                                                                        3,999,640
------------------------------------------------------------------------------------------------------------------------------
Kentucky--1.0%
Henderson Cnty. Solid Waste Disp. Rev., Macmillan Bloedel
   Proj., A.M.T.                                                    Baa2          7.00        3/01/25      6,000        6,366,840
------------------------------------------------------------------------------------------------------------------------------
Louisiana--4.6%
New Orleans, Gen. Oblig., A.M.B.A.C.                                Aaa         Zero          9/01/09     13,500        8,025,480
Orleans Parish Sch. Brd., E.T.M., M.B.I.A.                          Aaa           8.90        2/01/07      5,780 (h)    7,272,396
St. Charles Parish, Env. Impt. Rev., Louisiana Pwr. & Lt. Co.
   Proj.,
   Ser. A, A.M.T.                                                   Baa2          6.875       7/01/24      5,000        5,368,800
St. Charles Parish, Poll. Ctrl. Rev.,
   Lousiana Pwr. & Lt. Co. Proj.                                    Baa3          8.25        6/01/14      4,000        4,122,920
   Lousiana Pwr. & Lt. Co. Proj.                                    Baa3          8.00       12/01/14      5,000        5,209,350
                                                                                                                     ------------
                                                                                                                       29,998,946
------------------------------------------------------------------------------------------------------------------------------
Maryland--3.4%
Baltimore Constr. Pub. Imprvt., Gen. Oblig., Ser. C, F.G.I.C.       Aaa           5.50       10/15/16      1,000        1,036,180
Baltimore Conv. Ctr. Rev., F.G.I.C.                                 Aaa           5.75        9/01/08      1,075 (b)    1,138,834
Baltimore Econ. Dev. Lease Rev., Armistead Partnership, Ser. A      BBB+(d)       7.00        8/01/11      1,000        1,078,390
Harford Cnty., Gen. Oblig.                                          Aa2           5.50        3/01/06        750          788,340
Maryland St. Hlth. & Higher Edu. Facs. Auth. Rev.,
   Doctor's Cmnty. Hosp.                                            Baa1          5.50        7/01/24      3,000        2,832,930
   Howard Cnty. Gen. Hosp., E.T.M.                                  Aaa           5.50        7/01/21        500          506,880
   Mercy Medical Center, F.S.A.                                     Aaa           5.75        7/01/26      1,000        1,024,690
Maryland St. Ind. Dev. Fin. Auth. Rev., Amer. Ctr. Physics
   Headqrtrs.                                                       BBB(d)        6.625       1/01/17      1,000        1,063,790
Maryland St. Trans. Auth. Rev., Balt. Int'l. Arpt. Proj., Ser.
   A, A.M.T., F.G.I.C.                                              Aaa           6.25        7/01/14      1,750 (h)    1,867,495

--------------------------------------------------------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of
June 30, 1999 (Unaudited)             PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                        Principal
                                                                    Moody's    Interest     Maturity     Amount         Value
Description(a)                                                       Rating      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Maryland (cont'd.)
Montgomery Cnty.,
   Gen. Oblig.                                                      Aaa           9.75%       6/01/01   $    450 (f) $    496,471
   Gen. Oblig., Constr. Pub. Impvt., Ser. A                         Aaa           5.75       10/01/07      1,300 (h)    1,385,033
Northeast Waste Disp. Auth. Rev.,
   Baltimore City Sludge Corp. Proj.                                NR            7.25        7/01/07      3,813        4,120,900
   Montgomery Cnty. Res. Rec. Proj., Ser. A                         A2            6.00        7/01/07      1,000        1,058,530
Prince Georges Cnty., Gen. Oblig., Constr. Pub. Impvt.              A1            5.25       10/01/11      1,000        1,014,370
Prince Georges Cnty. Hsg. Auth. Mtge. Rev., Langley Gardens
   Apts. Proj., Ser. A., G.N.M.A., A.M.T.                           AAA(d)        5.75        8/20/29        500          512,785
Prince Georges Cnty. Poll. Cntrl. Rev., Potomac Elec. Proj.,
   M.B.I.A.                                                         Aaa           5.75        3/15/10      1,100        1,168,607
Takoma Park Hosp. Facs. Rev., Washington Adventist Hosp.,
   F.S.A.                                                           Aaa           6.50        9/01/12      1,000 (h)    1,129,910
                                                                                                                     ------------
                                                                                                                       22,224,135
------------------------------------------------------------------------------------------------------------------------------
Massachusetts--2.3%
Mass. Edu. Fin. Auth., Edu. Ln. Rev., Issue G., Ser. A.,
   M.B.I.A., A.M.T.                                                 AAA(d)        5.10       12/01/13      1,000          971,630
Mass. St. Hlth. & Edl. Facs. Auth. Rev., Mass. Inst. of Tech.
   Ser. I-1                                                         Aaa           5.20        1/01/28      1,500        1,475,895
Mass. St. Wtr. Res. Auth. Rev., M.B.I.A.,
   Ser. B                                                           Aaa           6.25       12/01/11      6,720        7,450,397
   Ser. B                                                           Aaa           6.25       12/01/12      5,000        5,558,750
                                                                                                                     ------------
                                                                                                                       15,456,672
------------------------------------------------------------------------------------------------------------------------------
Michigan--7.1%
Brandon Sch. Dist., Gen. Oblig., F.G.I.C.                           Aaa           5.875       5/01/26      1,310 (b)    1,411,735
Breitung Twnshp. Sch. Dist. Ref., Gen. Oblig., M.B.I.A.             Aaa           6.30        5/01/15        250          265,625
Detroit Econ. Dev. Corp., Res. Rec. Rev., Ser. A, F.S.A.,
   A.M.T.                                                           Aaa           6.875       5/01/09        920          973,461
Detroit Sewage. Disp. Rev.,
   Prerefunded Inflos                                               AAA(d)        7.871       7/01/23        800 (b)      891,000
   Unrefunded Balance Inflos                                        Aaa           7.871       7/01/23        200          206,250
Detroit Wtr. Supply Sys. Rev., Ser. B, M.B.I.A.                     Aaa           5.55        7/01/12      1,000        1,036,610
Dexter Cmnty. Schs., Gen. Oblig., F.G.I.C.                          Aaa           5.10        5/01/28     10,000        9,605,500
Dickinson Cnty. Mem. Hosp. Sys. Rev.                                Ba1           8.00       11/01/14      1,000        1,164,500
Hillsdale Hosp. Fin. Auth. Rev., Hillsdale Cmnty. Hlth. Ctr.        BBB-(d)       5.25        5/15/26      1,000          896,780
Holland Sch. Dist., Gen. Oblig., A.M.B.A.C.                         Aaa         Zero          5/01/15      2,400        1,014,816
Huron Valley Sch. Dist., Gen. Oblig., F.G.I.C.                      Aaa         Zero          5/01/10      3,500 (h)    1,998,220
Kalamazoo Econ. Dev. Corp. Rev., Friendship Vlg. Proj., Ser. A      BBB(d)        6.125       5/15/17      1,000        1,027,500
Kent Hosp. Fac. Fin. Auth. Rev., Blodgett Mem. Med. Ctr., Ser.
   A                                                                A2            7.25        7/01/05        500          510,050
Lincoln Park Sch. Dist., Gen. Oblig., F.G.I.C.                      Aaa           7.00        5/01/20      1,500 (b)    1,714,290
Michigan Higher Ed. Rev., Ser. XIII-A, M.B.I.A., A.M.T.             Aaa           7.55       10/01/08        345          363,137
Michigan Mun. Bd. Auth. Rev., Wayne Cnty. Proj., M.B.I.A.,
   E.TM.                                                            Aaa           7.40       12/01/02        500          536,515

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of
June 30, 1999 (Unaudited)            PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                        Principal
                                                                    Moody's    Interest     Maturity     Amount         Value
Description(a)                                                       Rating      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Michigan (cont'd.)
Michigan St. Hosp. Fin. Auth. Rev.,
   Bay Med. Ctr., Ser. A                                            A3            8.25%       7/01/12   $  1,920     $  2,036,525
   Genesys Hlth. Sys., Ser. A                                       Baa2          8.125      10/01/21      1,000 (b)    1,201,930
   Genesys Hlth. Sys., Ser. A                                       Baa2          7.50       10/01/27        500 (b)      577,085
   Presbyterian Vlg. Oblig.                                         NR            6.375       1/01/25        800          830,872
Michigan St. Hsg. Dev. Auth. Rev.,
   Rental Hsg., Ser. A, A.M.T.                                      AA-(d)        7.15        4/01/10        335          356,932
   Rental Hsg., Ser. A, A.M.T.                                      AA-(d)        7.70        4/01/23        500          528,550
   Rental Hsg., Ser. B                                              AA-(d)        7.55        4/01/23      1,000        1,056,350
   Sngl. Fam. Mtge., Ser. A.                                        AA+(d)        7.50        6/01/15      3,305        3,407,753
Michigan St. Strategic Fd., Ltd. Oblig. Rev.,
   NSF Intl. Proj., Ser. A                                          Aa3           5.75        8/01/19      1,000        1,008,620
   Waste Mgmt. Inc. Proj., A.M.T.                                   Baa3          6.625      12/01/12      1,500        1,593,930
   Worthington Armstrong Venture, A.M.T.                            A-(d)         5.75       10/01/22      1,000        1,006,300
Monroe Cnty. Poll. Ctrl. Rev., Detroit Edison Co. Proj.,
   F.G.I.C., A.M.T.                                                 Aaa           7.65        9/01/20      2,000 (h)    2,114,000
Oak Park, A.M.B.A.C.,
   Gen. Oblig.                                                      Aaa           7.00        5/01/11        375 (b)      407,876
   Gen. Oblig.                                                      Aaa           7.00        5/01/12        400 (b)      435,068
Okemos Pub. Sch. Dist.,
   M.B.I.A.                                                         Aaa         Zero          5/01/12      1,100          557,161
   M.B.I.A.                                                         Aaa         Zero          5/01/13      1,000          477,140
Posen Cons. Sch. Dist. No. 9, Gen. Oblig., M.B.I.A.                 Aaa           6.75        5/01/22      1,000  b)(f)    1,097,710
Redford Uni. Sch. Dist., Gen. Oblig., A.M.B.A.C.                    Aaa           5.50        5/01/14        655          676,464
Wayne Cnty. Bldg. Auth., Gen. Oblig., Ser. A                        A3            8.00        3/01/17      1,250        1,384,087
Wyandotte Elec. Rev., M.B.I.A.                                      Aaa           6.25       10/01/08      2,000 (b)    2,185,980
                                                                                                                     ------------
                                                                                                                       46,556,322
------------------------------------------------------------------------------------------------------------------------------
Minnesota--0.3%
Anoka Hennepin Indpt. Sch. Dist. No.11, Gen. Oblig., Ser. C,
   F.S.A.                                                           Aaa         Zero          2/01/12      1,575 (h)      815,362
Minneapolis St. Paul Hsg. Fin. Brd. Rev., Sngl. Fam. Mtge.,
   G.N.M.A., A.M.T.                                                 AAA(d)        7.30        8/01/31        690          719,352
St. Paul Science Museum, Cert. of Part., E.T.M.                     AAA(d)        7.50       12/15/01        507 (h)      532,955
                                                                                                                     ------------
                                                                                                                        2,067,669
------------------------------------------------------------------------------------------------------------------------------
Missouri--0.8%
Clayton Sch. Dist., F.S.A.                                          Aaa         Zero          2/01/07        750          516,413
Missouri St. Hsg. Dev. Comn. Mtge Rev., Sngl. Fam. Homeowner
   Ln.,
   Ser. A, G.N.M.A., A.M.T.                                         AAA(d)        7.20        9/01/26      4,105        4,438,490
                                                                                                                     ------------
                                                                                                                        4,954,903

--------------------------------------------------------------------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of
June 30, 1999 (Unaudited)           PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                        Principal
                                                                    Moody's    Interest     Maturity     Amount         Value
Description(a)                                                       Rating      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Nevada--2.2%
Clark Cnty. Indl. Dev. Rev., Southwest Gas Corp. Proj., Ser.
   A, A.M.T.                                                        Baa2          6.50%      12/01/33   $ 10,000     $ 10,509,400
Nevada Hsg. Div. Multi Unit Hsg. Rev., F.N.M.A., A.M.T.             AAA(d)        6.60       10/01/23      3,475        3,707,512
                                                                                                                     ------------
                                                                                                                       14,216,912
------------------------------------------------------------------------------------------------------------------------------
New Hampshire--0.2%
New Hampshire Higher Ed. & Hlth. Facs. Auth. Rev.,
   New Hampshire College                                            BBB-(d)       6.30        1/01/16        500          505,695
   New Hampshire College                                            BBB-(d)       6.375       1/01/27      1,000        1,015,290
                                                                                                                     ------------
                                                                                                                        1,520,985
------------------------------------------------------------------------------------------------------------------------------
New Jersey--2.3%
New Jersey Econ. Dev. Auth. Rev., Performing Arts Ctr. Proj.,
   Ser. A, A.M.B.A.C.                                               Aaa           6.00        6/15/08      1,410        1,523,463
New Jersey St. Hsg. & Mtge. Fin. Agcy. Rev., Ser. D, M.B.I.A.,
   A.M.T.                                                           Aaa           7.70       10/01/29      1,415        1,447,191
New Jersey St. Tpke. Auth. Rev., Ser. C, M.B.I.A.                   Aaa           6.50        1/01/16     11,000       12,497,320
                                                                                                                     ------------
                                                                                                                       15,467,974
------------------------------------------------------------------------------------------------------------------------------
New Mexico--0.8%
New Mexico Mtge. Fin. Auth., Singl. Fam. Mtge., A.M.T.              AAA(d)        6.30        7/01/28      4,985        5,233,901
------------------------------------------------------------------------------------------------------------------------------
New York--11.7%
Greece Central Sch. Dist.,
   F.G.I.C.                                                         Aaa           6.00        6/15/16        950        1,036,051
   F.G.I.C.                                                         Aaa           6.00        6/15/17        950        1,035,662
   F.G.I.C.                                                         Aaa           6.00        6/15/18        950        1,034,873
Metropolitan Trans. Auth., Trans. Facs. Rev.,
   Ser. A, F.S.A.                                                   Aaa           5.75        7/01/11        675          706,360
   Ser. A, F.S.A.                                                   Aaa           6.00        7/01/16      2,500        2,636,825
New York City Ind. Dev. Agcy., Spec. Fac. Rev., Terminal One
   Group Assoc. Proj., A.M.T.                                       A3            6.00        1/01/19      2,500        2,585,500
New York City Mun. Wtr. Fin. Auth. Rev.,
   F.G.I.C.                                                         Aaa           6.75        6/15/16      6,000 (b)    6,363,420
   F.G.I.C.                                                         Aaa           6.75        6/15/16     10,565 (f)   11,141,109
New York City, Gen. Oblig.,
   Ser. A                                                           A-(d)         7.75        8/15/04      1,950 (b)    2,121,386
   Ser. A                                                           A3            7.75        8/15/04         50           53,678
   Ser. B                                                           A3            8.25        6/01/06      1,500        1,785,495
   Ser. B                                                           A3            7.25        8/15/07      3,500        4,008,970
   Ser. D                                                           Aaa           8.00        8/01/03      1,870 (b)    2,042,826
   Ser. D                                                           A3            8.00        8/01/03        150          162,855
   Ser. D                                                           Aaa           8.00        8/01/04      1,110 (b)    1,212,586
   Ser. D                                                           A3            8.00        8/01/04         60           65,142
   Ser. D                                                           Aaa           7.65        2/01/07      4,955 (b)    5,434,644

--------------------------------------------------------------------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of
June 30, 1999 (Unaudited)          PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                        Principal
                                                                    Moody's    Interest     Maturity     Amount         Value
Description(a)                                                       Rating      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
New York (cont'd.)
New York City, Gen. Oblig., (cont'd.)
   Ser. D                                                           A3            7.65%       2/01/07   $     45     $     48,954
   Ser. F                                                           A3            8.25       11/15/02      4,185 (b)    4,632,627
   Ser. F                                                           A3            8.25       11/15/02        815          894,536
New York St. Dorm. Auth. Rev., Mem. Sloan Kettering Cancer
   Ctr., M.B.I.A.                                                   Aaa           5.75        7/01/20      4,000        4,231,640
New York St. Env. Facs. Corp., Poll. Ctrl. Rev.                     Aaa           5.80        1/15/14      1,280        1,342,835
New York St. Local Gov't. Assist. Corp. Rev., Ser. E                A3            6.00        4/01/14      5,000        5,418,800
New York St. Urban Dev. Corp. Rev., F.S.A.,
   Correctional Facs.                                               Aaa           6.50        1/01/09      3,000        3,334,710
   Correctional Facs., Ser. A                                       Aaa           5.50        1/01/14      3,000        3,097,050
Suffolk Cnty., Gen. Oblig., Ser. A, F.G.I.C.                        Aaa           5.25        8/01/13      1,325        1,336,766
Triborough Bridge & Tunl. Auth. Rev., Ser. X, M.B.I.A.              Aaa           6.625       1/01/12      8,500 (h)    9,679,035
                                                                                                                     ------------
                                                                                                                       77,444,335
------------------------------------------------------------------------------------------------------------------------------
North Dakota--1.6%
Mercer Cnty. Poll. Ctrl. Rev., Antelope Valley Station,
   A.M.B.A.C.                                                       Aaa           7.20        6/30/13      9,000       10,629,900
------------------------------------------------------------------------------------------------------------------------------
Ohio--2.8%
Franklin Cnty. Hosp. Rev., Doctors Ohio Hlth. Corp., Ser. A         Baa3          5.60       12/01/28      5,000        4,659,850
Ohio St. Wtr. Dev. Auth. Poll. Ctrl. Facs. Rev., Buckeye Pwr.
   Inc. Proj., A.M.B.A.C.                                           Aaa           7.80       11/01/14     12,220       14,060,088
                                                                                                                     ------------
                                                                                                                       18,719,938
------------------------------------------------------------------------------------------------------------------------------
Oklahoma--2.8%
McGee Creek Auth. Wtr. Rev., M.B.I.A.                               Aaa           6.00        1/01/23      7,000        7,546,280
Tulsa Mun. Arpt. Trust Rev., A.M.T.                                 Baa1          7.375      12/01/20     10,000       10,561,200
                                                                                                                     ------------
                                                                                                                       18,107,480
------------------------------------------------------------------------------------------------------------------------------
Pennsylvania--3.0%
Beaver Cnty. Ind. Dev. Auth., Poll. Cntrl. Rev., Ohio Edison
   Co. Proj., Ser. A                                                Baa3          4.65        6/01/33      5,000        4,951,750
Clarion Cnty. Hosp. Auth. Rev., Clarion Hosp. Proj.                 BBB-(d)       5.60        7/01/10        685          682,383
Delaware Cnty. Ind. Dev. Auth. Rev., Res. Rec. Fac., Ser. A         B2            6.20        7/01/19      3,000        3,054,210
Montgomery Cnty. Ind. Dev. Auth., Retirement Cmnty. Rev.            A-(d)         5.25       11/15/28      2,000        1,809,160
Montgomery Cnty. Redev. Auth., Multifam. Hsg. Rev., KBF Assoc.
   L.P. Proj., Ser. A                                               NR            5.75        7/01/99        395          395,008
Pennsylvania St., Cert. of Part., F.S.A.                            Aaa           6.25       11/01/06        600          635,874
Pennsylvania Econ. Dev. Fin. Auth., Solid Waste Disp. Rev.,
   A.M.T.                                                           Baa2          6.00        6/01/31      4,500 (g)    4,499,730
Philadelphia Hosp. & Higher Edl. Facs. Auth. Rev., Children's
   Seashore House, Ser. A                                           A-(d)         7.00        8/15/03      1,000        1,067,040
Philadelphia Wtr. & Waste Auth. Rev., M.B.I.A.                      Aaa           6.25        8/01/11      2,500        2,749,750
                                                                                                                     ------------
                                                                                                                       19,844,905

--------------------------------------------------------------------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of
June 30, 1999 (Unaudited)         PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                        Principal
                                                                    Moody's    Interest     Maturity     Amount         Value
Description(a)                                                       Rating      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Puerto Rico--3.6%
Puerto Rico Comnwlth., Gen. Oblig.                                  Baa1          6.50%       7/01/13   $  3,000     $  3,387,720
Puerto Rico Comnwlth. Hwy. & Trans. Auth. Rev.,
   Ser. A, A.M.B.A.C.                                               Aaa         Zero          7/01/18      2,500          918,375
   Ser. V                                                           Baa1          6.375       7/01/08        500          530,300
   Ser. V                                                           Baa1          6.625       7/01/12      4,000        4,301,600
Puerto Rico Comnwlth. Hwy. Auth. Rev., Ser. Q                       AAA(d)        7.75        7/01/16      1,000  b)(h)    1,061,760
Puerto Rico Ind., Tourist Ed. Med. & Env. Ctrl. Facs. Rev.,
   Dr. Pila Hosp. Proj., F.H.A.                                     AAA(d)        6.125       8/01/25        500          534,730
   Hosp. Auxilio Mutuo Oblig. Grp. Proj., M.B.I.A.                  Aaa           6.25        7/01/16        500          536,615
Puerto Rico Mun. Fin. Agcy. Rev., Ser. A, F.S.A.                    Aaa           6.00        7/01/14        250          263,760
Puerto Rico Tel. Auth. Rev.,
   M.B.I.A.                                                         Aaa           7.127(c)    1/25/07      4,100 (b)    4,366,500
   M.B.I.A.                                                         Aaa           7.29 (c)    1/16/15      7,150  b)(h)    7,730,938
                                                                                                                     ------------
                                                                                                                       23,632,298
------------------------------------------------------------------------------------------------------------------------------
South Carolina--1.5%
Charleston Wtrwks. & Swr. Rev., E.T.M.                              Aaa          10.375       1/01/10      7,415 (h)    9,845,563
------------------------------------------------------------------------------------------------------------------------------
Tennessee--1.7%
Bristol Hlth. & Edl. Fac. Rev., Bristol Memorial Hosp.,
   F.G.I.C.                                                         Aaa           6.75        9/01/10      5,000 (f)    5,718,400
McMinn Cnty. Ind. Dev. Brd. Solid Waste Rev., Recycling Fac.,
   A.M.T.                                                           Baa1          7.40       12/01/22      5,000        5,443,050
                                                                                                                     ------------
                                                                                                                       11,161,450
------------------------------------------------------------------------------------------------------------------------------
Texas--5.9%
Bexar Cnty. Hlth. Facs. Dev. Corp. Rev., Baptist Hlth. Sys.,
   Ser. A, M.B.I.A.                                                 Aaa           6.00       11/15/14      5,695        6,128,902
Dallas Ft. Worth, Regl. Arpt. Rev., F.G.I.C.,
   Ser. A                                                           Aaa           7.375      11/01/08      3,500        3,966,200
   Ser. A                                                           Aaa           7.375      11/01/09      3,500        3,966,200
Houston Higher Ed. Fin. Corp. Rev., Rice Univ. Proj., Ser. A        Aaa           5.375      11/15/29      4,150 (g)    4,091,651
Houston Indpt. Sch. Dist., Gen. Oblig., Ser. A                      Aaa           5.00        2/15/24      3,000        2,783,520
Keller Indpt. Sch. Dist. Rev.                                       Aaa           6.00        8/15/23      3,970        4,328,451
Lakeway Mun. Util. Dist., Gen. Oblig., Ser. A, F.G.I.C.             Aaa         Zero          9/01/11      1,425          751,289
Leander Indpt. Sch. Dist., Gen. Oblig.                              AAA(d)        5.40        8/15/22      2,000 (g)    1,983,440
New Braunfels Indpt.,
   Sch. Dist. Rev.                                                  Aaa         Zero          2/01/10      2,335        1,347,669
   Sch. Dist. Rev.                                                  Aaa         Zero          2/01/11      2,365        1,285,732

--------------------------------------------------------------------------------
See Notes to Financial Statements.     10

Portfolio of Investments as of
June 30, 1999 (Unaudited)          PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                        Principal
                                                                    Moody's    Interest     Maturity     Amount         Value
Description(a)                                                       Rating      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Texas (cont'd.)
Port Corpus Christ. Auth. Rev.,                                     A2            7.50%       8/01/12   $  2,000     $  2,113,240
San Antonio Elec. & Gas Rev., Ser. B, F.G.I.C.                      Aaa         Zero          2/01/09      5,000        3,079,600
Tyler Tex. Hlth. Facs. Dev. Corp. Rev., Mother Frances Hosp.,
   Ser. A                                                           Baa2          5.50        7/01/09      1,000          987,750
Univ. of Texas, Univ. Rev., Ser. B                                  Aa1           6.75        8/15/13      2,035        2,172,403
                                                                                                                     ------------
                                                                                                                       38,986,047
------------------------------------------------------------------------------------------------------------------------------
U. S. Virgin Islands--0.1%
Virgin Islands Pub. Fin. Auth. Rev., Matching Ln. Nts., Ser. A      NR            7.25       10/01/18        250 (b)      277,140
Virgin Islands Wtr. & Pwr. Auth., Elec. Sys. Rev., Ser. A           NR            7.40        7/01/11        435 (b)      465,611
                                                                                                                     ------------
                                                                                                                          742,751
------------------------------------------------------------------------------------------------------------------------------
Utah--0.2%
Utah St. Brd. of Regents, Student Ln. Rev., Ser. F,
   A.M.B.A.C., A.M.T.                                               Aaa           7.00       11/01/01      1,000 (f)    1,057,980
------------------------------------------------------------------------------------------------------------------------------
Washington--4.1%
Chelan Cnty. Pub. Util., Dist. No. 1, Columbia River Rock
   Hydro Elec. Sys. Rev., Ser. A, M.B.I.A.                          Aaa         Zero          6/01/15     15,000 (f)    6,207,300
Washington St. Pub. Pwr. Supply Sys. Rev.,
   Nuclear Proj. No. 1, Ser. A, F.S.A.                              Aaa           7.00        7/01/08      4,000        4,552,480
   Nuclear Proj. No. 1, Ser. B, F.S.A.                              Aaa           7.25        7/01/09      5,000        5,811,550
   Nuclear Proj. No. 2, F.S.A.                                      Aaa           5.40        7/01/12      5,400        5,424,192
   Nuclear Proj. No. 3, Ser. B, F.G.I.C.                            Aaa         Zero          7/01/06      3,000        2,131,620
Washington St., Gen. Oblig., Ser. R-97A                             Aa1         Zero          7/01/16      8,000        3,159,120
                                                                                                                     ------------
                                                                                                                       27,286,262
------------------------------------------------------------------------------------------------------------------------------
Wisconsin--1.9%
Southeast Wisconsin Professional Baseball Park Dist. Sales Tax
   Rev., M.B.I.A.                                                   Aaa           5.50       12/15/26      2,500        2,535,500
Wisconsin Hsg. & Econ. Dev. Auth., Home Ownership Rev., A.M.T.      Aa2           6.20        3/01/27      2,100        2,170,938
Wisconsin St. Hlth. & Edu. Fac. Auth. Rev.,
   Aurora Hlth. Care Inc. Proj., Ser. A                             A-(d)         5.60        2/15/29      2,000        1,873,920
   Aurora Hlth. Care Inc. Proj., Ser. B                             A-(d)         5.625       2/15/29      1,000          939,080
   Howard Young Med. Ctr. Inc. Proj.                                A-(d)         5.125       8/15/28      5,710        5,047,069
                                                                                                                     ------------
                                                                                                                       12,566,507
                                                                                                                     ------------
Total long-term investments (cost $615,176,619)                                                                       644,062,495
                                                                                                                     ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     11

Portfolio of Investments as of
June 30, 1999 (Unaudited)        PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                        Principal
                                                                    Moody's    Interest     Maturity     Amount         Value
Description(a)                                                       Rating      Rate         Date        (000)        (Note 1)
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--1.2%
------------------------------------------------------------------------------------------------------------------------------
Nevada--0.2%
Washoe Cnty. Wtr. Facs. Rev., Sierra Pac. Pwr. Co. Proj.,
   F.R.D.D.                                                         P-1          3.55%        7/01/99   $  1,800 (e) $  1,800,000
------------------------------------------------------------------------------------------------------------------------------
Texas--0.9%
Brazos Riv. Hbr. Rev., Nav. Dist., Dow Chemical Co. Proj.,
   Ser. 92A, F.R.D.D.                                               P-1           3.60        7/01/99      2,200 (e)    2,200,000
Gulf Coast Ind. Dev. Auth. Rev.,
   CITGO Petroleum Proj., Ser. 94, F.R.D.D.                         VMIG1         3.55        7/01/99        100 (e)      100,000
   CITGO Petroleum Proj., Ser. 95, F.R.D.D.                         VMIG1         3.55        7/01/99      3,500 (e)    3,500,000
                                                                                                                     ------------
                                                                                                                        5,800,000
------------------------------------------------------------------------------------------------------------------------------
Virginia--0.1%
Hopewell Va. Ind. Dev. Auth. Rev., Hadson Pwr. Prog. 13, Ser.
   90A, F.R.D.D.                                                    P-1           3.65        7/01/99        700 (e)      700,000
                                                                                                                     ------------
Total short-term investments (cost $8,300,000)                                                                          8,300,000
                                                                                                                     ------------
Total Investments--98.9%
   (cost $623,476,619; Note 4)                                                                                        652,362,495
Other assets in excess of liabilities--1.1%                                                                             6,954,525
                                                                                                                     ------------
Net Assets--100%                                                                                                     $659,317,020
                                                                                                                     ------------
                                                                                                                     ------------

---------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation A.M.T.--Alternative Minimum Tax
    B.I.G.--Bond Investors Guaranty Insurance Company
    E.T.M.--Escrowed to Maturity
    F.G.I.C.--Financial Guaranty Insurance Company
    F.H.A.--Federal Housing Administration
    F.N.M.A.--Federal National Mortgage Association
    F.R.D.D.--Floating Rate Daily Demand Note(e)
    F.S.A.--Financial Security Assurance
    G.N.M.A.--Government National Mortgage Association
    M.B.I.A.--Municipal Bond Insurance Association
(b) Prerefunded issues are secured by escrowed cash and direct U.S. guaranteed obligations.
(c) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at year-end.
(d) Standard and Poor's Rating.
(e) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(f) Pledged as initial margin on financial futures contracts.
(g) Represents when-issued or extended settlement security.
(h) Segregated as collateral for when-issued or extended settlement security.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     12

Statement of Assets and Liabilities
(Unaudited)                         PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

Assets                                                                                                           June 30, 1999
Investments, at value (cost $623,476,619)...................................................................      $652,362,495
Interest receivable.........................................................................................        10,855,579
Receivable for investments sold.............................................................................         8,639,751
Due from broker-variation margin............................................................................           131,250
Receivable for Fund shares sold.............................................................................            55,532
Deferred expenses and other assets..........................................................................            11,000
                                                                                                                  -------------
   Total assets.............................................................................................       672,055,607
                                                                                                                  -------------
Liabilities
Bank overdraft..............................................................................................            33,788
Payable for investments purchased...........................................................................        10,598,292
Payable for Fund shares reacquired..........................................................................         1,159,800
Dividends payable...........................................................................................           270,655
Accrued expenses............................................................................................           259,154
Management fee payable......................................................................................           245,072
Distribution fee payable....................................................................................           161,851
Deferred director's fee.....................................................................................             9,975
                                                                                                                  -------------
   Total liabilities........................................................................................        12,738,587
                                                                                                                  -------------
Net Assets..................................................................................................      $659,317,020
                                                                                                                  -------------
                                                                                                                  -------------
Net assets were comprised of:
   Common stock, at par.....................................................................................      $    427,756
   Paid-in capital in excess of par.........................................................................       628,609,177
                                                                                                                  -------------
                                                                                                                   629,036,933
   Accumulated net realized gain on investments.............................................................         1,183,274
   Net unrealized appreciation on investments...............................................................        29,096,813
                                                                                                                  -------------
Net assets, June 30, 1999...................................................................................      $659,317,020
                                                                                                                  -------------
                                                                                                                  -------------
Class A:
   Net asset value and redemption price per share
      ($538,995,357 / 34,983,889 shares of common stock issued and outstanding).............................            $15.41
   Maximum sales charge (3% of offering price)..............................................................               .48
                                                                                                                  -------------
   Maximum offering price to public.........................................................................            $15.89
                                                                                                                  -------------
                                                                                                                  -------------
Class B:
   Net asset value, offering price and redemption price per share
      ($116,182,578 / 7,523,412 shares of common stock issued and outstanding)..............................            $15.44
                                                                                                                  -------------
                                                                                                                  -------------
Class C:
   Net asset value and redemption price per share
      ($2,587,215 / 167,531 shares of common stock issued and outstanding)..................................            $15.44
   Sales charge (1% of offering price)......................................................................               .16
                                                                                                                  -------------
   Offering price to public.................................................................................            $15.60
                                                                                                                  -------------
                                                                                                                  -------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($1,551,870 / 100,787 shares of common stock issued and outstanding)..................................            $15.40
                                                                                                                  -------------
                                                                                                                  -------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     13

PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                  Six Months
                                                     Ended
Net Investment Income                            June 30, 1999
Income
   Interest...................................    $19,099,861
                                                 -------------
Expenses
   Management fee.............................      1,611,563
   Distribution fee--Class A..................        678,024
   Distribution fee--Class B..................        320,709
   Distribution fee--Class C..................          9,765
   Transfer agent's fees and expenses.........        247,000
   Custodian's fees and expenses..............         71,000
   Reports to shareholders....................         50,000
   Audit fees and expenses....................         19,000
   Registration fees..........................         17,000
   Directors' fees............................         16,000
   Legal fees and expenses....................         16,000
   Insurance expense..........................          4,000
   Miscellaneous..............................          2,197
                                                 -------------
      Total expenses..........................      3,062,258
   Custodian fee credit.......................         (6,841)
                                                 -------------
      Net expenses............................      3,055,417
                                                 -------------
Net investment income.........................     16,044,444
                                                 -------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain on:
   Investment transactions....................      1,884,741
   Financial futures contracts................         27,719
                                                 -------------
                                                    1,912,460
                                                 -------------
Net change in unrealized appreciation on:
   Investments................................    (21,699,800)
   Financial futures..........................        321,874
                                                 -------------
                                                  (21,377,926)
                                                 -------------
Net loss on investment transactions...........    (19,465,466)
                                                 -------------
Net Decrease in Net Assets
Resulting from Operations.....................    $(3,421,022)
                                                 -------------
                                                 -------------

PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                   Six Months
                                      Ended         Year Ended
Increase (Decrease)                 June 30,       December 31,
in Net Assets                         1999             1998
Operations
   Net investment income........  $  16,044,444    $  29,590,250
   Net realized gain on
      investment transactions...      1,912,460        2,809,051
   Net change in unrealized
      appreciation on
      investments...............    (21,377,926)        (619,579)
                                  -------------    -------------
   Net increase (decrease) in
      net assets resulting from
      operations................     (3,421,022)      31,779,722
                                  -------------    -------------
Dividends and distributions
   (Note 1)
   Dividends from net investment
      income
      Class A...................    (13,028,100)     (23,636,186)
      Class B...................     (2,918,918)      (5,888,290)
      Class C...................        (56,105)         (65,774)
      Class Z...................        (41,321)        --
                                  -------------    -------------
                                    (16,044,444)     (29,590,250)
                                  -------------    -------------
   Distributions in excess of
      net investment income
      Class A...................       --                (17,881)
      Class B...................       --                 (4,429)
      Class C...................       --                    (86)
                                  -------------    -------------
                                       --                (22,396)
                                  -------------    -------------
   Distributions from net
      realized capital gains
      Class A...................       --             (3,635,575)
      Class B...................       --               (906,642)
      Class C...................       --                (16,469)
                                  -------------    -------------
                                       --             (4,558,686)
                                  -------------    -------------
Fund share transactions (net of share
   conversions) (Note 5 & 6):
   Net proceeds from shares
      sold......................    202,553,842       76,423,080
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions.............     10,061,116       21,262,728
   Cost of shares reacquired....   (137,752,903)    (126,905,006)
                                  -------------    -------------
   Increase (decrease) in net
      assets from Fund share
      transactions..............     74,862,055      (29,219,198)
                                  -------------    -------------
Total increase (decrease).......     55,396,589      (31,610,808)
Net Assets
Beginning of period.............    603,920,431      635,531,239
                                  -------------    -------------
End of period...................  $ 659,317,020    $ 603,920,431
                                  -------------    -------------
                                  -------------    -------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     14

Notes to Financial Statements
(Unaudited)                      PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------
Prudential National Municipals Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes by investing substantially all of its total assets in carefully selected long-term municipal bonds of medium quality. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations: The Fund values municipal securities (including commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Board of Directors. All Securities are valued as of 4:15 p.m., New York time.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund's principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain(loss) on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of portfolio securities are calculated on the identified cost basis. Interest income is recorded on an accrual basis. The Fund amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
--------------------------------------------------------------------------------
                                       15

Notes to Financial Statements
(Unaudited)                     PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------
Federal Income Taxes: It is the intent of the Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to its shareholders. For this reason, no federal income tax provision is required.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. The Fund will distribute at least annually any net capital gains. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly at an annual rate of .50% of the Fund's average daily net assets up to and including $250 million, .475% of the next $250 million, .45% of the next $500 million, .425% of the next $250 million, .40% of the next $250 million and .375% of the Fund's average daily net assets in excess of $1.5 billion.

The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, B, C and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees were accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS with respect to Class A, B and C shares, for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were
 .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended June 30, 1999. PIMS has advised the Fund that it received approximately $35,400 and $3,600 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended June 30, 1999. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 1999, it received approximately $76,500 and $1,000 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PIFM, PIC and PIMS are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.

As of March 11, 1999, the Company along with other unaffiliated registered investment companies (the 'Funds'), entered into a syndicated agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. The Funds pay a commitment fee at an annual rate of .065 of 1% on the unused portion of the credit facility, which is accrued and paid quarterly on a pro rata basis by the Funds. The SCA expires on March 9, 2000. Prior to March 11, 1999, the Funds had a credit agreement with a maximum commitment of $200,000,000. Interest on any such borrowings outstanding will be at market rates. The commitment fee was .055 of 1% on the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to either agreement during the six months ended June 30, 1999. The purpose of the agreements is to serve as an alternative source of funding for capital share redemptions.

------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent and during the six months ended June 30, 1999, the Fund incurred fees of approximately $206,800 for the services of PMFS. As of June 30, 1999, approximately $34,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
--------------------------------------------------------------------------------
                                       16

Notes to Financial Statements
(Unaudited)                    PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 1999, were $154,552,618 and $81,972,888, respectively.

The federal income tax basis of the Fund's investments at June 30, 1999 was substantially the same as for financial reporting purposes and, accordingly, net unrealized appreciation for federal income tax purposes was $28,885,876 (gross unrealized appreciation--$32,469,005; gross unrealized depreciation--$3,583,129).

In addition, the Fund elected to treat net capital losses of approximately $860,000 incurred in the two month period ended December 31, 1998 as having occurred in the current fiscal year.

During the six months ended June 30, 1999, the Fund entered into financial futures contracts. Details of open contracts at June 30, 1999 are as follows:

                                             Value at        Value at
Number of                    Expiration        Trade         June 30,        Unrealized
Contracts        Type           Date           Date            1999         Appreciation
---------     -----------    -----------    -----------     -----------     ------------
                 Long
               Position:
                 U.S.
               Treasury
   150           Index       Sept. 1999     $17,175,000     $17,385,937       $210,937
                                                                            ------------
                                                                            ------------

------------------------------------------------------------
Note 5. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1 billion shares of common stock, $.01 par value per share, authorized divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.

Transactions in shares of common stock were as follows:

Class A                               Shares          Amount
---------------------------------   -----------    -------------
Six months ended June 30, 1999:
Shares sold......................     5,606,789    $  81,712,977
Shares issued in connection with
  reorganization (Note 6)........     5,719,568       92,139,437
Shares issued in reinvestment of
  dividends and distributions....       519,672        8,222,200
Shares reacquired................    (7,188,185)    (114,304,144)
                                    -----------    -------------
Net increase in shares
  outstanding before
  conversion.....................     4,657,844       67,770,470
Shares issued upon conversion
  from Class B...................       317,499        4,980,706
                                    -----------    -------------
Net increase in shares
  outstanding....................     4,975,343    $  72,751,176
                                    -----------    -------------
                                    -----------    -------------
Year ended December 31, 1998:
Shares sold......................     3,824,658    $  61,874,353
Shares issued in reinvestment of
  dividends and distributions....     1,059,215       17,057,270
Shares reacquired................    (6,037,193)     (97,515,280)
                                    -----------    -------------
Net decrease in shares
  outstanding before
  conversion.....................    (1,153,320)     (18,583,657)
Shares issued upon conversion
  from Class B...................       573,854        9,271,697
                                    -----------    -------------
Net decrease in shares
  outstanding....................      (579,466)   $  (9,311,960)
                                    -----------    -------------
                                    -----------    -------------
Class B
---------------------------------
Six months ended June 30, 1999:
Shares sold......................       348,270    $   3,778,694
Shares issued in connection with
  reorganization (Note 6)........     1,236,086       19,953,535
Shares issued in reinvestment of
  dividends and distributions....       110,742        1,757,204
Shares reacquired................    (1,290,758)     (20,407,778)
                                    -----------    -------------
Net increase in shares
  outstanding before
  conversion.....................       404,340        5,081,655
Shares reacquired upon conversion
  into Class A...................      (316,791)      (4,980,706)
                                    -----------    -------------
Net increase in shares
  outstanding....................        87,549    $     100,949
                                    -----------    -------------
                                    -----------    -------------

--------------------------------------------------------------------------------
Notes to Financial Statements
(Unaudited)                     PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

Class B                               Shares          Amount
---------------------------------   -----------    -------------
Year ended December 31, 1998:
Shares sold......................       797,807    $  12,909,659
Shares issued in reinvestment of
  dividends and distributions....       256,538        4,140,932
Shares reacquired................    (1,803,505)     (29,167,324)
                                    -----------    -------------
Net decrease in shares
  outstanding before
  conversion.....................      (749,160)     (12,116,733)
Shares reacquired upon conversion
  into Class A...................      (572,437)      (9,271,697)
                                    -----------    -------------
Net decrease in shares
  outstanding....................    (1,321,597)   $ (21,388,430)
                                    -----------    -------------
                                    -----------    -------------
Class C
---------------------------------
Six months ended June 30, 1999:
Shares sold......................        24,700    $     390,959
Shares issued in connection with
  reorganization (Note 6)........        29,355          473,862
Shares issued in reinvestment of
  dividends and distributions....         2,903           46,059
Shares reacquired................       (32,041)        (511,018)
                                    -----------    -------------
Net increase in shares
  outstanding....................        24,917    $     399,862
                                    -----------    -------------
                                    -----------    -------------
Year ended December 31, 1998:
Shares sold......................       101,316    $   1,639,068
Shares issued in reinvestment of
  dividends and distributions....         3,998           64,526
Shares reacquired................       (13,773)        (222,402)
                                    -----------    -------------
Net increase in shares
  outstanding....................        91,541    $   1,481,192
                                    -----------    -------------
                                    -----------    -------------
Class Z
---------------------------------
January 22, 1999(a) through
  June 30, 1999:
Shares sold......................       121,470    $   1,912,211
Shares issued in connection with
  reorganization (Note 6)........       136,091        2,192,167
Shares issued in reinvestment of
  dividends and distributions....         2,255           35,653
Shares reacquired................      (159,029)      (2,529,963)
                                    -----------    -------------
Net increase in shares
  outstanding....................       100,787    $   1,610,068
                                    -----------    -------------
                                    -----------    -------------

---------------
(a) Commencement of offering of Class Z shares.

------------------------------------------------------------
Note 6. Reorganization

On August 26, 1998, the Board of Directors of the Fund approved an Agreement and Plan of Reorganization (the 'Plan') which provided for the transfer of all of the assets of the Prudential Municipal Series Fund Maryland Series ('Maryland Series') and the Prudential Municipal Series Fund Michigan Series ('Michigan Series') in exchange for Class A shares of the Fund and the Fund's assumption of the liabilities of the Maryland and Michigan Series. The Plan also provided for the transfer of all of the assets of the Class A, B, C and Z shares of the Prudential Municipal Bond Fund--Intermediate Series ('Intermediate Series') in exchange for like shares of the Fund and the Fund's assumption of the liabilities of the Intermediate Series.

The Plan was approved by the shareholders of the Maryland, Michigan and Intermediate Series at a shareholder meeting held on January 14, 1999. The reorganization took place on January 22, 1999. The Maryland, Michigan and Intermediate Series and the Fund incurred their pro rata share of the costs of the reorganization, including the cost of proxy solicitation.

The acquisition was accomplished by a tax-free exchange of the following shares:

                                National Municipals
     Maryland Series:                   Fund               Value
Class A           1,545,436       Class A   1,074,419   $17,304,069
    B               930,543             A     647,510    10,432,984
    C                11,019             A       7,667       123,541

     Michigan Series:
Class A           2,459,122             A   1,845,487    29,729,243
    B             1,640,985             A   1,230,484    19,826,554
    C                43,799             A      32,842       529,193

   Intermediate Series:
Class A           1,302,336             A     881,159    14,193,853
    B             1,830,315             B   1,236,086    19,953,535
    C                43,467             C      29,355       473,862
    Z               201,141             Z     136,091     2,192,167

The aggregate net assets and unrealized appreciation of the funds immediately before the acquisition were:

                                                    Unrealized
                                  Net Assets       Appreciation
                                  -----------      -------------
Maryland Series                   $27,860,594       $ 2,342,040
Michigan Series                    50,084,990         4,856,230
Intermediate Series                36,813,417         1,858,582

The aggregate net assets of the National Municipals Fund immediately before the acquisition was $607,552,044.
--------------------------------------------------------------------------------
                                       18

Financial Highlights (Unaudited)       PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

                                                                                   Class A
                                                  --------------------------------------------------------------------------
                                                  Six Months
                                                    Ended                          Year Ended December 31,
                                                   June 30,      -----------------------------------------------------------
                                                     1999          1998         1997         1996         1995        1994
                                                  ----------     --------     --------     --------     --------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........     $  16.06      $  16.12     $  15.56     $  15.98     $  14.42     $ 16.30
                                                  ----------     --------     --------     --------     --------     -------
Income from investment operations
Net investment income.........................          .38           .79          .81(b)       .82(b)       .81(b)      .81
Net realized and unrealized gain (loss) on
   investment transactions....................         (.65)          .06          .67         (.42)        1.57       (1.78)
                                                  ----------     --------     --------     --------     --------     -------
   Total from investment operations...........         (.27)          .85         1.48          .40         2.38        (.97)
                                                  ----------     --------     --------     --------     --------     -------
Less distributions
Dividends from net investment income..........         (.38)         (.79)        (.81)        (.82)        (.81)       (.81)
Distributions in excess of net investment
   income.....................................           --            --(c)      (.01)          --(c)      (.01)         --
Distributions from net realized gains.........           --          (.12)        (.10)          --           --        (.10)
                                                  ----------     --------     --------     --------     --------     -------
   Total distributions........................         (.38)         (.91)        (.92)        (.82)        (.82)       (.91)
                                                  ----------     --------     --------     --------     --------     -------
Net asset value, end of period................     $  15.41      $  16.06     $  16.12     $  15.56     $  15.98     $ 14.42
                                                  ----------     --------     --------     --------     --------     -------
                                                  ----------     --------     --------     --------     --------     -------
TOTAL RETURN(a):..............................        (1.67)%        5.41%        9.80%        2.66%       16.91%      (6.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............     $538,995      $481,926     $493,178     $502,739     $538,145     $12,721
Average net assets (000)......................     $546,914      $483,759     $491,279     $508,159     $446,350     $14,116
Ratios to average net assets:
   Expenses, including distribution fees......          .86%(d)       .73%         .70%(b)      .68%(b)      .75%(b)     .77%
   Expenses, excluding distribution fees......          .61%(d)       .63%         .60%(b)      .58%(b)      .65%(b)     .67%
   Net investment income......................         4.80%(d)      4.89%        5.15%(b)     5.31%(b)     5.34%(b)    5.38%
For Class A, B, C and Z shares:
   Portfolio turnover rate....................           12%           23%          38%          46%          98%        120%

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
(d) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     19

Financial Highlights (Unaudited)       PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

                                                                                    Class B
                                                  ---------------------------------------------------------------------------
                                                  Six Months
                                                    Ended                          Year Ended December 31,
                                                   June 30,      ------------------------------------------------------------
                                                     1999          1998         1997         1996         1995         1994
                                                  ----------     --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........     $  16.10      $  16.16     $  15.60     $  16.02     $  14.45     $  16.33
                                                  ----------     --------     --------     --------     --------     --------
Income from investment operations
Net investment income.........................          .36           .73          .75(b)       .76(b)       .76(b)       .75
Net realized and unrealized gain (loss) on
   investment transactions....................         (.66)          .06          .67         (.42)        1.58        (1.78)
                                                  ----------     --------     --------     --------     --------     --------
   Total from investment operations...........         (.30)          .79         1.42          .34         2.34        (1.03)
                                                  ----------     --------     --------     --------     --------     --------
Less distributions
Dividends from net investment income..........         (.36)         (.73)        (.75)        (.76)        (.76)        (.75)
Distributions in excess of net investment
   income.....................................           --            --(c)      (.01)          --(c)      (.01)          --
Distributions from net realized gains.........           --          (.12)        (.10)          --           --         (.10)
                                                  ----------     --------     --------     --------     --------     --------
   Total distributions........................         (.36)         (.85)        (.86)        (.76)        (.77)        (.85)
                                                  ----------     --------     --------     --------     --------     --------
Net asset value, end of period................     $  15.44      $  16.10     $  16.16     $  15.60     $  16.02     $  14.45
                                                  ----------     --------     --------     --------     --------     --------
                                                  ----------     --------     --------     --------     --------     --------
TOTAL RETURN(a):..............................        (1.85)%        4.99%        9.35%        2.26%       16.49%       (6.39)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............     $116,183      $119,698     $141,528     $168,185     $222,865     $672,272
Average net assets (000)......................     $129,347      $131,195     $151,938     $193,312     $252,313     $751,623
Ratios to average net assets:
   Expenses, including distribution fees......         1.11%(d)      1.13%        1.10%(b)     1.08%(b)     1.15%(b)     1.17%
   Expenses, excluding distribution fees......          .61%(d)       .63%         .60%(b)      .58%(b)      .65%(b)      .67%
   Net investment income......................         4.55%(d)      4.49%        4.75%(b)     4.91%(b)     4.96%(b)     4.96%

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
(d) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     20

Financial Highlights (Unaudited)       PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------------------------------------

                                                                                  Class C
                                                  -----------------------------------------------------------------------
                                                                                                              August 1,
                                                  Six Months                                                   1994(e)
                                                    Ended                Year Ended December 31,               through
                                                   June 30,      ---------------------------------------     December 31,
                                                     1999         1998       1997       1996       1995          1994
                                                  ----------     ------     ------     ------     ------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........      $16.10       $16.16     $15.60     $16.02     $14.44        $15.13
                                                     -----       ------     ------     ------     ------         -----
Income from investment operations
Net investment income.........................         .34          .69        .71(b)     .72(b)     .72(b)        .29
Net realized and unrealized gain (loss) on
   investment transactions....................        (.66)         .06        .67       (.42)      1.59          (.69)
                                                     -----       ------     ------     ------     ------         -----
   Total from investment operations...........        (.32)         .75       1.38        .30       2.31          (.40)
                                                     -----       ------     ------     ------     ------         -----
Less distributions
Dividends from net investment income..........        (.34)        (.69)      (.71)      (.72)      (.72)         (.29)
Distributions in excess of net investment
   income.....................................          --           --(c)    (.01)        --(c)    (.01)           --
Distributions from net realized gains.........          --         (.12)      (.10)        --         --            --
                                                     -----       ------     ------     ------     ------         -----
   Total distributions........................        (.34)        (.81)      (.82)      (.72)      (.73)         (.29)
                                                     -----       ------     ------     ------     ------         -----
Net asset value, end of period................      $15.44       $16.10     $16.16     $15.60     $16.02        $14.44
                                                     -----       ------     ------     ------     ------         -----
                                                     -----       ------     ------     ------     ------         -----
TOTAL RETURN(a):..............................       (1.97)%       4.73%      9.08%      2.01%     16.22%        (2.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............      $2,587       $2,296       $825       $772       $403          $141
Average net assets (000)......................      $2,626       $1,555       $758       $674       $247          $103
Ratios to average net assets:
   Expenses, including distribution fees......        1.36%(d)     1.38%      1.35%(b)   1.33%(b)   1.40%(b)      1.51%(d)
   Expenses, excluding distribution fees......         .61%(d)      .63%       .60%(b)    .58%(b)    .65%(b)       .76%(d)
   Net investment income......................        4.31%(d)     4.23%      4.50%(b)   4.67%(b)   4.66%(b)      4.84%(d)

                                                  Class Z
                                                -----------
                                                January 22,
                                                  1999(f)
                                                  through
                                                 June 30,
                                                   1999
                                                -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........    $ 16.11
                                                    -----
Income from investment operations
Net investment income.........................        .35
Net realized and unrealized gain (loss) on
   investment transactions....................       (.71)
                                                    -----
   Total from investment operations...........       (.36)
                                                    -----
Less distributions
Dividends from net investment income..........       (.35)
Distributions in excess of net investment
   income.....................................         --
Distributions from net realized gains.........         --
                                                    -----
   Total distributions........................       (.35)
                                                    -----
Net asset value, end of period................    $ 15.40
                                                    -----
                                                    -----
TOTAL RETURN(a):..............................      (2.33)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............     $1,552
Average net assets (000)......................     $1,633
Ratios to average net assets:
   Expenses, including distribution fees......        .61%(d)
   Expenses, excluding distribution fees......        .61%(d)
   Net investment income......................       5.10%(d)

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
(d) Annualized.
(e) Commencement of offering of Class C shares.
(f) Commencement of offering of Class Z shares.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     21

Getting the Most from Your Prudential Mutual Fund
Some mutual fund shareholders won't ever read this--they don't read annual and semiannual reports. It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.
At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

Performance at a Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. Please keep in mind that past performance is not indicative of future results.

Portfolio Manager's Report
The portfolio manager, who invests your money for you, reports on successful--and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

Portfolio of Investments
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio Manager's Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement of Assets and Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

Statement of Operations
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here--both realized and unrealized.

Statement of Changes in Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it--through dividends and distributions--and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes to Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential Mutual
Funds prices securities. The Notes also explain who manages and distributes the Fund's shares and, more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information
This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

Performance Comparison
These charts are included in the annual report and are required by the Securities Exchange Commission. Performance is presented here as a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors cannot invest directly in an index.

Getting the Most from Your Prudential Mutual Fund
How many times have you read these reports--or other financial materials-- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes, called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government in the U.S. market and denominated in U.S. dollars.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Thomas H. O'Brien
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 1999, were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds                     BULK RATE
Gateway Center Three                       U.S. POSTAGE
100 Mulberry Street                            PAID
Newark, NJ  07102-4077                     Permit 6807
New York, NY
(800) 225-1852

743918203   MF104E2
743918104
743918302